Distribution Date:	07/17/23	UBS Commercial Mortgage Trust 2018-C10
Determination Date:	07/11/23
Next Distribution Date:	08/17/23
Record Date:	06/30/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276FAS3	3.184700%	21,314,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276FAT1	3.559200%	23,134,000.00	3,515,005.04	4,796.40	10,425.50	0.00	0.00	15,221.90	3,510,208.64	31.83%	30.00%
A-SB	90276FAU8	4.212500%	34,712,000.00	34,182,283.98	585,335.42	119,994.06	0.00	0.00	705,329.48	33,596,948.56	31.83%	30.00%
A-3	90276FAV6	4.048400%	195,000,000.00	195,000,000.00	0.00	657,865.00	0.00	0.00	657,865.00	195,000,000.00	31.83%	30.00%
A-4	90276FAW4	4.313400%	237,135,000.00	237,135,000.00	0.00	852,381.76	0.00	0.00	852,381.76	237,135,000.00	31.83%	30.00%
A-S	90276FAZ7	4.494400%	41,086,000.00	41,086,000.00	0.00	153,880.77	0.00	0.00	153,880.77	41,086,000.00	25.86%	24.38%
B	90276FBA1	4.695600%	33,782,000.00	33,782,000.00	0.00	132,188.97	0.00	0.00	132,188.97	33,782,000.00	20.96%	19.75%
C	90276FBB9	5.053200%	37,434,000.00	37,434,000.00	0.00	157,634.57	0.00	0.00	157,634.57	37,434,000.00	15.52%	14.63%
D	90276FAC8	3.000000%	31,956,000.00	31,956,000.00	0.00	79,890.00	0.00	0.00	79,890.00	31,956,000.00	10.88%	10.25%
D-RR	90276FAF1	5.053200%	11,869,000.00	11,869,000.00	0.00	49,980.36	0.00	0.00	49,980.36	11,869,000.00	9.15%	8.63%
E-RR	90276FAH7	5.053200%	20,087,000.00	20,087,000.00	0.00	84,586.36	0.00	0.00	84,586.36	20,087,000.00	6.23%	5.88%
F-RR	90276FAK0	5.053200%	9,130,000.00	9,130,000.00	0.00	38,446.43	0.00	0.00	38,446.43	9,130,000.00	4.91%	4.63%
NR-RR	90276FAM6	5.053200%	33,782,806.00	33,782,806.00	0.00	108,114.44	0.00	0.00	108,114.44	33,782,806.00	0.00%	0.00%
Z	90276FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276FAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			730,421,806.00	688,959,095.02	590,131.82	2,445,388.22	0.00	0.00	3,035,520.04	688,368,963.20

X-A	90276FAX2	0.862769%	511,295,000.00	469,832,289.02	0.00	337,797.44	0.00	0.00	337,797.44	469,242,157.20
X-B	90276FAY0	0.312010%	112,302,000.00	112,302,000.00	0.00	29,199.41	0.00	0.00	29,199.41	112,302,000.00
X-D	90276FAA2	2.053200%	31,956,000.00	31,956,000.00	0.00	54,676.72	0.00	0.00	54,676.72	31,956,000.00
Notional SubTotal			655,553,000.00	614,090,289.02	0.00	421,673.57	0.00	0.00	421,673.57	613,500,157.20

Deal Distribution Total					590,131.82	2,867,061.79	0.00	0.00	3,457,193.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276FAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276FAT1	151.94108412	0.20733120	0.45065704	0.00000000	0.00000000	0.00000000	0.00000000	0.65798824	151.73375292
A-SB	90276FAU8	984.73968599	16.86262445	3.45684662	0.00000000	0.00000000	0.00000000	0.00000000	20.31947108	967.87706153
A-3	90276FAV6	1,000.00000000	0.00000000	3.37366667	0.00000000	0.00000000	0.00000000	0.00000000	3.37366667	1,000.00000000
A-4	90276FAW4	1,000.00000000	0.00000000	3.59450001	0.00000000	0.00000000	0.00000000	0.00000000	3.59450001	1,000.00000000
A-S	90276FAZ7	1,000.00000000	0.00000000	3.74533345	0.00000000	0.00000000	0.00000000	0.00000000	3.74533345	1,000.00000000
B	90276FBA1	1,000.00000000	0.00000000	3.91300012	0.00000000	0.00000000	0.00000000	0.00000000	3.91300012	1,000.00000000
C	90276FBB9	1,000.00000000	0.00000000	4.21099989	0.00000000	0.00000000	0.00000000	0.00000000	4.21099989	1,000.00000000
D	90276FAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90276FAF1	1,000.00000000	0.00000000	4.21100008	0.00000000	0.00000000	0.00000000	0.00000000	4.21100008	1,000.00000000
E-RR	90276FAH7	1,000.00000000	0.00000000	4.21100015	0.00000000	0.00000000	0.00000000	0.00000000	4.21100015	1,000.00000000
F-RR	90276FAK0	1,000.00000000	0.00000000	4.21100000	0.00000000	0.00000000	0.00000000	0.00000000	4.21100000	1,000.00000000
NR-RR	90276FAM6	1,000.00000000	0.00000000	3.20028005	1.01072007	27.25607014	0.00000000	0.00000000	3.20028005	1,000.00000000
Z	90276FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276FAX2	918.90648064	0.00000000	0.66067034	0.00000000	0.00000000	0.00000000	0.00000000	0.66067034	917.75229017
X-B	90276FAY0	1,000.00000000	0.00000000	0.26000793	0.00000000	0.00000000	0.00000000	0.00000000	0.26000793	1,000.00000000
X-D	90276FAA2	1,000.00000000	0.00000000	1.71100013	0.00000000	0.00000000	0.00000000	0.00000000	1.71100013	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/23 - 06/30/23	30	0.00	10,425.50	0.00	10,425.50	0.00	0.00	0.00	10,425.50	0.00
A-SB	06/01/23 - 06/30/23	30	0.00	119,994.06	0.00	119,994.06	0.00	0.00	0.00	119,994.06	0.00
A-3	06/01/23 - 06/30/23	30	0.00	657,865.00	0.00	657,865.00	0.00	0.00	0.00	657,865.00	0.00
A-4	06/01/23 - 06/30/23	30	0.00	852,381.76	0.00	852,381.76	0.00	0.00	0.00	852,381.76	0.00
X-A	06/01/23 - 06/30/23	30	0.00	337,797.44	0.00	337,797.44	0.00	0.00	0.00	337,797.44	0.00
X-B	06/01/23 - 06/30/23	30	0.00	29,199.41	0.00	29,199.41	0.00	0.00	0.00	29,199.41	0.00
A-S	06/01/23 - 06/30/23	30	0.00	153,880.77	0.00	153,880.77	0.00	0.00	0.00	153,880.77	0.00
B	06/01/23 - 06/30/23	30	0.00	132,188.97	0.00	132,188.97	0.00	0.00	0.00	132,188.97	0.00
C	06/01/23 - 06/30/23	30	0.00	157,634.57	0.00	157,634.57	0.00	0.00	0.00	157,634.57	0.00
X-D	06/01/23 - 06/30/23	30	0.00	54,676.72	0.00	54,676.72	0.00	0.00	0.00	54,676.72	0.00
D	06/01/23 - 06/30/23	30	0.00	79,890.00	0.00	79,890.00	0.00	0.00	0.00	79,890.00	0.00
D-RR	06/01/23 - 06/30/23	30	0.00	49,980.36	0.00	49,980.36	0.00	0.00	0.00	49,980.36	0.00
E-RR	06/01/23 - 06/30/23	30	0.00	84,586.36	0.00	84,586.36	0.00	0.00	0.00	84,586.36	0.00
F-RR	06/01/23 - 06/30/23	30	0.00	38,446.43	0.00	38,446.43	0.00	0.00	0.00	38,446.43	0.00
NR-RR	06/01/23 - 06/30/23	30	882,923.58	142,259.40	0.00	142,259.40	34,144.96	0.00	0.00	108,114.44	920,786.53
Totals			882,923.58	2,901,206.75	0.00	2,901,206.75	34,144.96	0.00	0.00	2,867,061.79	920,786.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,457,193.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,913,893.94	Master Servicing Fee	5,596.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,215.93
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.07
ARD Interest	0.00	Operating Advisor Fee	1,102.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,913,893.94	Total Fees	12,687.20

Principal		Expenses/Reimbursements
Scheduled Principal	590,131.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	7,089.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,055.08
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	590,131.82	Total Expenses/Reimbursements	34,144.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,867,061.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	590,131.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,457,193.61
Total Funds Collected	3,504,025.76	Total Funds Distributed	3,504,025.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	688,959,095.84	688,959,095.84	Beginning Certificate Balance	688,959,095.02
(-) Scheduled Principal Collections	590,131.82	590,131.82	(-) Principal Distributions	590,131.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,368,964.02	688,368,964.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	689,054,103.43	689,054,103.43	Ending Certificate Balance	688,368,963.20
Ending Actual Collateral Balance	688,464,600.31	688,464,600.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.82)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.82)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP	Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP
5,000,000 or less	21	69,339,683.14	10.07%	54	5.4358	1.870046	1.30 or less	7	92,471,730.57	13.43%	56	5.2740	0.821001
5,000,001 to 10,000,000	16	124,534,046.49	18.09%	58	5.2184	2.036939	1.31 to 1.40	2	24,067,965.49	3.50%	58	5.4534	1.350325
10,000,001 to 15,000,000	9	116,866,175.96	16.98%	57	5.3007	1.839612	1.41 to 1.50	7	41,979,101.52	6.10%	58	5.4295	1.470499
15,000,001 to 20,000,000	5	90,166,026.06	13.10%	58	5.0491	2.156280	1.51 to 1.60	6	36,968,494.54	5.37%	58	5.3585	1.588004
20,000,001 to 25,000,000	4	91,191,639.64	13.25%	58	5.0686	1.584216	1.61 to 1.70	6	31,398,866.72	4.56%	56	5.4806	1.676598
25,000,001 to 30,000,000	1	27,795,000.00	4.04%	58	5.0300	1.072500	1.71 to 1.80	2	18,566,604.46	2.70%	58	5.2591	1.760173
30,000,001 to 40,000,000	1	35,550,000.00	5.16%	57	4.6810	2.591700	1.81 to 1.90	3	88,617,726.14	12.87%	57	4.6913	1.847622
40,000,001 or greater	2	100,000,000.00	14.53%	58	4.5285	2.101350	1.91 to 2.00	3	35,002,752.38	5.08%	58	5.1497	1.951535
Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903	2.01 to 2.25	8	94,019,384.67	13.66%	58	5.1922	2.119118
							2.26 to 2.50	5	85,710,591.76	12.45%	58	4.7606	2.368656
							2.51 or greater	10	106,639,353.04	15.49%	57	4.8378	3.008443
							Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP
							Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP
Arizona	3	6,001,650.38	0.87%	58	4.5410	2.376700
							Industrial	5	29,151,341.33	4.23%	58	5.2882	2.215245
California	5	38,385,404.65	5.58%	57	5.1070	2.091562
							Lodging	11	98,327,489.21	14.28%	58	5.4479	2.378789
Colorado	2	37,137,936.82	5.40%	57	4.6750	2.582507
							Mixed Use	5	95,532,640.21	13.88%	58	4.7560	1.673734
Florida	8	77,570,274.76	11.27%	54	5.2375	2.060364
							Multi-Family	3	22,517,375.37	3.27%	57	5.2572	1.699839
Georgia	5	12,130,578.86	1.76%	58	5.0370	2.002451
							Office	34	202,726,225.50	29.45%	58	4.9739	2.017887
Illinois	5	50,598,670.81	7.35%	58	4.7770	2.605434
							Other	2	26,783,608.63	3.89%	58	5.2061	0.611010
Indiana	4	14,127,179.10	2.05%	57	4.9187	2.448265
							Retail	15	154,317,855.69	22.42%	56	5.0756	1.833578
Maryland	1	11,000,000.00	1.60%	56	4.9980	2.195300
							Self Storage	5	26,086,035.30	3.79%	57	4.9524	2.598986
Michigan	5	43,179,701.74	6.27%	58	5.3664	1.153956
							Totals	83	688,368,964.02	100.00%	57	5.0751	1.920903
Minnesota	2	4,520,500.42	0.66%	58	4.7671	2.229528

Missouri	4	39,974,298.02	5.81%	58	5.2374	2.357966

Montana	1	14,817,655.12	2.15%	58	5.6304	1.375000

New Jersey	1	40,000,000.00	5.81%	58	5.3180	1.488200

New York	15	144,529,326.74	21.00%	58	4.8544	1.818698

North Carolina	4	13,849,850.40	2.01%	57	4.9641	2.292469

Ohio	1	4,143,636.12	0.60%	56	5.2400	0.138900

Pennsylvania	1	975,268.32	0.14%	58	4.5410	2.376700

Tennessee	2	15,937,717.22	2.32%	55	5.3613	1.817966

Texas	6	31,135,327.16	4.52%	57	5.2057	1.717109

Utah	1	10,428,473.71	1.51%	58	4.8234	2.748600

Virginia	1	2,521,694.59	0.37%	58	6.0060	1.410900

Washington	2	35,300,452.84	5.13%	58	5.4246	1.258449

Wisconsin	1	7,176,973.46	1.04%	58	4.5410	2.376700

Totals	83	688,368,964.02	100.00%	57	5.0751	1.920903

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP	Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP
	4.6000% or less	5	129,415,259.66	18.80%	58	4.5320	2.417579	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	4	84,520,145.60	12.28%	57	4.7043	2.271414	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	72,035,609.16	10.46%	57	4.9222	2.392425	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	97,252,995.59	14.13%	58	5.0732	1.605230	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	15	138,123,540.01	20.07%	58	5.3074	1.261903	49 months or greater	59	655,442,571.29	95.22%	57	5.0695	1.936547
	5.4001% to 5.6000%	9	70,244,688.56	10.20%	57	5.4970	2.187850	Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903
	5.6001% to 5.8000%	5	24,754,392.55	3.60%	58	5.6589	1.434381
	5.8001% or greater	6	39,095,940.16	5.68%	52	5.9193	1.854407
	Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP	Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP
	115 months or less	59	655,442,571.29	95.22%	57	5.0695	1.936547	Interest Only	19	313,374,000.00	45.52%	58	4.8603	2.028153
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	40	342,068,571.29	49.69%	57	5.2612	1.852626
	Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	32,926,392.73	4.78%	54	5.1862	NAP			No outstanding loans in this group
Underwriter's Information		6	52,007,203.52	7.56%	58	5.2240	1.644590
	12 months or less	47	553,333,512.71	80.38%	57	5.0458	1.987249
	13 months to 24 months	4	19,306,855.06	2.80%	57	5.3737	2.578049
	25 months or greater	2	30,795,000.00	4.47%	58	5.0446	1.116406
	Totals	62	688,368,964.02	100.00%	57	5.0751	1.920903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303161225	Various New York		NY	Actual/360	4.516%	188,166.67	0.00	0.00	N/A	05/01/28	--	50,000,000.00	50,000,000.00	07/01/23
2	310481002	OF	Various	Various	Actual/360	4.541%	189,208.33	0.00	0.00	N/A	05/01/28	--	50,000,000.00	50,000,000.00	07/01/23
3	407004788	OF	Madison	NJ	Actual/360	5.318%	66,475.00	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	07/06/23
3A	407004789				Actual/360	5.318%	66,475.00	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	07/06/23
3B	407004790				Actual/360	5.318%	44,316.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	07/06/23
4	28002045	OF	Denver	CO	Actual/360	4.681%	138,674.62	0.00	0.00	N/A	04/06/28	--	35,550,000.00	35,550,000.00	07/06/23
5	310481005	OF	Various	NY	Actual/360	4.894%	81,563.33	0.00	0.00	N/A	05/06/28	--	20,000,000.00	20,000,000.00	07/06/23
5A	310481105				Actual/360	4.894%	40,781.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	07/06/23
6	407004786	MU	New York	NY	Actual/360	5.030%	116,507.38	0.00	0.00	N/A	05/06/28	--	27,795,000.00	27,795,000.00	07/06/23
7	300571811	IN	Malvern	PA	Actual/360	5.300%	110,138.19	39,794.07	0.00	N/A	01/06/28	--	24,936,949.79	24,897,155.72	07/06/23
8	310481008	OF	Oakland	CA	Actual/360	5.280%	36,077.34	10,741.01	0.00	N/A	04/06/28	--	8,199,394.53	8,188,653.52	07/06/23
8A	310481108				Actual/360	5.280%	36,077.34	10,741.01	0.00	N/A	04/06/28	--	8,199,394.53	8,188,653.52	07/06/23
8B	310481058				Actual/360	5.280%	19,426.26	5,783.62	0.00	N/A	04/06/28	--	4,415,058.62	4,409,275.00	07/06/23
8C	310481059				Actual/360	5.280%	19,426.26	5,783.62	0.00	N/A	04/06/28	--	4,415,058.62	4,409,275.00	07/06/23
9	310481009	RT	Marysville	WA	Actual/360	5.230%	104,113.74	38,310.87	0.00	N/A	05/01/28	--	23,888,430.79	23,850,119.92	07/01/23
10	310481010	RT	Ballwin	MO	Actual/360	5.070%	105,625.00	0.00	0.00	N/A	05/01/28	--	25,000,000.00	25,000,000.00	07/01/23
11	310481011	98	Detroit	MI	Actual/360	5.380%	96,136.74	49,529.31	0.00	N/A	05/01/28	--	21,443,137.94	21,393,608.63	07/01/23
12	303161226	RT	McHenry	IL	Actual/360	4.565%	79,793.67	27,422.83	0.00	N/A	05/01/28	--	20,975,333.92	20,947,911.09	07/01/23
13	28002067	LO	Carle Place	NY	Actual/360	5.075%	82,698.93	26,396.12	0.00	N/A	05/06/28	--	19,554,426.57	19,528,030.45	07/06/23
14	303161224	RT	Ormond Beach	FL	Actual/360	4.770%	79,410.88	25,159.83	0.00	N/A	05/01/28	--	19,977,579.29	19,952,419.46	07/01/23
16	28002081	LO	Crystal River	FL	Actual/360	5.905%	75,380.97	33,165.18	0.00	N/A	05/06/28	--	15,318,741.33	15,285,576.15	07/06/23
17	310481017	OF	Billings	MT	Actual/360	5.630%	69,622.08	20,809.51	0.00	N/A	05/06/28	--	14,838,464.63	14,817,655.12	07/06/23
18	310481018	MU	Chicago	IL	Actual/360	4.730%	60,701.67	0.00	0.00	N/A	04/01/28	--	15,400,000.00	15,400,000.00	07/01/23
19	310481019	RT	Lakeland	FL	Actual/360	4.640%	52,738.60	21,565.88	0.00	N/A	01/01/28	--	13,639,292.02	13,617,726.14	07/01/23
20	310481020	RT	Sevierville	TN	Actual/360	5.525%	61,259.15	18,166.36	0.00	N/A	01/06/28	--	13,305,154.43	13,286,988.07	07/06/23
21	300571810	LO	Seatac	WA	Actual/360	5.830%	55,711.21	16,812.30	0.00	N/A	04/06/28	--	11,467,145.22	11,450,332.92	07/06/23
22	310481022	IN	Fraser	MI	Actual/360	5.534%	56,556.98	0.00	0.00	05/06/28	01/06/30	--	12,265,000.00	12,265,000.00	07/06/23
23	310481023	LO	Salt Lake City	UT	Actual/360	4.823%	41,989.01	17,852.67	0.00	N/A	05/06/28	--	10,446,326.38	10,428,473.71	07/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	310481024	MF	Hagerstown	MD	Actual/360	4.998%	45,815.00	0.00	0.00	N/A	03/06/28	--	11,000,000.00	11,000,000.00	07/06/23
25	310481025	RT	Chicago	IL	Actual/360	5.440%	43,074.32	14,738.78	0.00	N/A	05/01/28	--	9,501,688.47	9,486,949.69	07/01/23
26	310481026	RT	Houston	TX	Actual/360	5.170%	39,914.17	14,100.30	0.00	N/A	04/01/28	--	9,264,410.67	9,250,310.37	07/01/23
27	310481027	LO	Port St. Lucie	FL	Actual/360	5.310%	38,831.31	13,981.64	0.00	N/A	04/01/28	--	8,775,437.11	8,761,455.47	07/01/23
28	310481028	SS	Houston	TX	Actual/360	5.070%	38,407.31	10,833.50	0.00	N/A	05/01/28	--	9,090,488.27	9,079,654.77	07/01/23
29	310481029	LO	Lake Wales	FL	Actual/360	5.440%	37,821.36	12,941.36	0.00	N/A	05/01/28	--	8,342,946.14	8,330,004.78	07/01/23
30	310481030	MF	Hamburg	NY	Actual/360	5.490%	37,143.16	12,426.78	0.00	N/A	06/01/28	--	8,118,723.07	8,106,296.29	07/01/23
31	28202047	LO	Branson	MO	Actual/360	5.510%	30,204.27	10,153.31	0.00	N/A	04/06/28	--	6,578,061.79	6,567,908.48	07/06/23
32	310481032	MF	Kansas City	KS	Actual/360	4.570%	25,003.46	8,712.84	0.00	N/A	02/01/28	11/02/27	6,565,460.69	6,556,747.85	07/01/23
33	28002066	IN	Livonia	MI	Actual/360	4.950%	25,200.38	8,427.13	0.00	N/A	05/06/28	--	6,109,182.05	6,100,754.92	07/06/23
34	303161223	IN	Indianapolis	IN	Actual/360	4.550%	22,659.85	8,875.39	0.00	N/A	04/01/28	--	5,976,223.96	5,967,348.57	07/01/23
35	310481035	SS	Rolesville	NC	Actual/360	5.000%	24,418.56	8,059.15	0.00	N/A	04/01/28	--	5,860,455.10	5,852,395.95	07/01/23
36	310481036	LO	Duluth	GA	Actual/360	5.708%	24,570.90	11,458.66	0.00	N/A	05/06/28	--	5,165,118.82	5,153,660.16	07/06/23
37	310481037	SS	Shirley	NY	Actual/360	4.954%	22,705.83	0.00	0.00	N/A	04/06/28	--	5,500,000.00	5,500,000.00	07/06/23
38	28202048	LO	Branson	MO	Actual/360	5.510%	22,972.26	7,722.24	0.00	N/A	04/06/28	--	5,003,032.70	4,995,310.46	07/06/23
39	28002060	RT	Parkland	FL	Actual/360	5.400%	20,011.34	6,942.14	0.00	N/A	05/06/28	--	4,446,965.29	4,440,023.15	07/06/23
40	300571807	LO	Midland	TX	Actual/360	5.820%	19,596.37	8,904.08	0.00	N/A	04/06/28	--	4,040,489.00	4,031,584.92	07/06/23
41	310481041	OF	Hudson	OH	Actual/360	5.240%	18,119.53	5,874.40	0.00	N/A	03/01/28	--	4,149,510.52	4,143,636.12	04/01/22
42	310481042	MU	Asheville	NC	Actual/360	5.310%	18,290.27	5,753.52	0.00	N/A	04/01/28	--	4,133,393.73	4,127,640.21	07/01/23
43	303161227	LO	Encinitas	CA	Actual/360	5.485%	17,386.65	8,674.01	0.00	N/A	05/01/28	--	3,803,825.72	3,795,151.71	07/01/23
44	407004784	RT	Fort Myers	FL	Actual/360	5.400%	16,553.88	5,778.20	0.00	N/A	04/06/28	--	3,678,639.48	3,672,861.28	07/06/23
45	310481045	RT	Tampa	FL	Actual/360	6.268%	18,360.04	4,796.41	0.00	N/A	04/06/23	--	3,515,004.74	3,510,208.33	04/06/23
46	407004794	MF	St. Louis	MO	Actual/360	5.540%	15,771.89	5,215.19	0.00	N/A	05/06/28	--	3,416,294.27	3,411,079.08	07/06/23
47	310481047	MU	New York	NY	Actual/360	5.090%	15,270.00	0.00	0.00	N/A	04/01/28	--	3,600,000.00	3,600,000.00	05/01/23
48	310481048	OF	Houston	TX	Actual/360	5.690%	14,336.82	4,505.60	0.00	N/A	05/01/28	--	3,023,582.87	3,019,077.27	07/01/23
49	310481049	SS	Austin	TX	Actual/360	5.000%	13,157.57	3,832.83	0.00	N/A	04/01/28	--	3,157,817.41	3,153,984.58	07/01/23
50	310481050	RT	Goshen	IN	Actual/360	5.180%	12,950.00	0.00	0.00	N/A	04/01/28	--	3,000,000.00	3,000,000.00	11/01/19
51	310481051	RT	Pontiac	MI	Actual/360	5.330%	11,300.71	5,912.63	0.00	N/A	05/06/28	--	2,544,250.82	2,538,338.19	07/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
52	28002073	IN	Abingdon	VA	Actual/360	6.006%	12,648.12	5,402.59	0.00	N/A	05/06/28	--	2,527,097.18	2,521,694.59	07/06/23
53	28002071	IN	Indianapolis	IN	Actual/360	6.006%	11,518.82	4,920.22	0.00	N/A	05/06/28	--	2,301,463.47	2,296,543.25	07/06/23
54	310481054	SS	Yucaipa	CA	Actual/360	4.350%	9,062.50	0.00	0.00	N/A	02/01/28	--	2,500,000.00	2,500,000.00	07/01/23
55	28002072	IN	New Berlin	WI	Actual/360	6.006%	7,385.60	3,154.73	0.00	N/A	05/06/28	02/06/28	1,475,643.89	1,472,489.16	07/06/23
56	28002078	RT	Gladwin	MI	Actual/360	5.700%	4,189.50	0.00	0.00	05/06/28	05/06/33	--	882,000.00	882,000.00	07/06/23
57	28002077	RT	Foley	MN	Actual/360	5.700%	4,189.50	0.00	0.00	05/06/28	05/06/33	--	882,000.00	882,000.00	07/06/23
Totals							2,913,893.94	590,131.82	0.00				688,959,095.84	688,368,964.02
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,938,773.27	1,050,170.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,966,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,009,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,463,887.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,075,206.97	1,693,970.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,546,225.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,759,878.00	6,890,999.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,841,953.00	1,752,842.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,042,871.64	636,642.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	587,645.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,249,765.08	880,605.02	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,958,494.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,702,627.00	485,731.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,468,082.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,466,274.00	400,596.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,724,072.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,831,019.00	1,809,549.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,540,819.50	432,738.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,625,563.00	1,843,683.51	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	1,105.43	0.00
22	1,347,680.45	367,881.80	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,991,157.00	2,160,726.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,247,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	927,229.94	610,614.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	960,219.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,549,030.00	1,213,701.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	839,217.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,863,573.46	1,971,731.46	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	652,975.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	4,539,958.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	921,327.10	233,705.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,404,045.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,050,892.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	827,215.61	738,845.87	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	741,355.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,552,496.00	1,941,435.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	582,988.00	172,459.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	603,021.06	633,808.61	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	45,425.00	01/01/22	06/30/22	04/11/23	1,649,207.90	74,223.51	16,580.39	281,375.18	0.00	0.00
42	426,509.65	122,857.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	901,538.15	786,423.81	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	331,046.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	317,059.00	0.00	--	--	--	0.00	0.00	23,112.95	69,447.11	0.00	0.00
46	400,616.00	109,263.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	362,326.74	0.00	--	--	--	0.00	0.00	15,225.45	31,033.75	0.00	0.00
48	311,467.75	100,166.19	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	394,637.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	242,500.00	0.00	--	--	02/13/23	0.00	19,813.54	12,891.00	556,502.16	0.00	0.00
51	357,956.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	338,071.75	84,517.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	365,205.00	91,300.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	604,414.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	82,442.24	20,610.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	82,692.50	20,673.61	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	103,919,898.17	29,303,674.57				1,649,207.90	94,037.05	67,809.79	938,358.20	1,105.43	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/23	1	3,600,000.00	0	0.00	2	7,143,636.12	0	0.00	1	4,143,636.12	0	0.00	0	0.00	0	0.00	5.075114%	5.044657%	57
06/16/23	1	3,600,000.00	0	0.00	2	7,149,510.52	0	0.00	1	4,149,510.52	0	0.00	0	0.00	0	0.00	5.075298%	5.046146%	58
05/17/23	1	3,600,000.00	0	0.00	2	7,154,757.26	0	0.00	1	4,154,757.26	0	0.00	0	0.00	0	0.00	5.075464%	5.046310%	59
04/17/23	0	0.00	0	0.00	2	7,160,583.31	0	0.00	1	4,160,583.31	0	0.00	0	0.00	0	0.00	5.075677%	5.047796%	60
03/17/23	1	3,600,000.00	0	0.00	2	7,165,780.31	0	0.00	1	4,165,780.31	0	0.00	0	0.00	0	0.00	5.075869%	5.047985%	61
02/17/23	0	0.00	0	0.00	2	7,172,767.89	0	0.00	1	4,172,767.89	0	0.00	0	0.00	0	0.00	5.076119%	5.048232%	62
01/18/23	0	0.00	0	0.00	2	7,177,910.16	0	0.00	1	4,177,910.16	0	0.00	0	0.00	0	0.00	5.076314%	5.048425%	63
12/16/22	1	8,855,480.64	0	0.00	2	7,183,029.33	0	0.00	1	4,183,029.33	0	0.00	0	0.00	0	0.00	5.076508%	5.048616%	64
11/18/22	1	8,869,048.05	0	0.00	2	7,188,732.46	0	0.00	1	4,188,732.46	0	0.00	0	0.00	0	0.00	5.076721%	5.044646%	65
10/17/22	0	0.00	0	0.00	2	7,193,803.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.076912%	5.044832%	66
09/16/22	0	0.00	0	0.00	2	7,199,459.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.077122%	5.037152%	67
08/17/22	0	0.00	0	0.00	2	7,204,481.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.077311%	5.037326%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
41	310481041	04/01/22	14	6	16,580.39	281,375.18	79,351.93	4,225,564.17	03/14/22	7			11/03/22
45	310481045	04/06/23	2	5	23,112.95	69,447.11	0.00	3,523,916.54	04/14/23	13
47	310481047	05/01/23	1	1	15,225.45	31,033.75	0.00	3,600,000.00	06/14/23	13
50	310481050	11/01/19	43	6	12,891.00	556,502.16	203,516.75	3,000,000.00	02/26/20	2
Totals					67,809.79	938,358.20	282,868.68	14,349,480.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		3,510,208	0	3,510,208		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		670,829,756	660,086,120	6,600,000		4,143,636
> 60 Months		14,029,000	14,029,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-23	688,368,964	674,115,120	3,600,000	3,510,208	3,000,000	4,143,636
Jun-23	688,959,096	674,694,581	3,600,000	0	6,515,005	4,149,511
May-23	689,491,978	675,218,054	3,600,000	0	6,519,167	4,154,757
Apr-23	690,014,236	679,329,737	0	0	6,523,917	4,160,583
Mar-23	690,482,587	679,716,806	3,600,000	0	3,000,000	4,165,780
Feb-23	691,092,436	683,919,668	0	0	3,000,000	4,172,768
Jan-23	691,548,120	684,370,210	0	0	3,000,000	4,177,910
Dec-22	692,001,707	675,963,197	8,855,481	0	7,183,029	0
Nov-22	692,500,463	676,442,682	8,869,048	0	7,188,732	0
Oct-22	692,949,664	685,755,861	0	0	7,193,803	0
Sep-22	693,444,195	686,244,736	0	0	7,199,459	0
Aug-22	693,889,051	686,684,569	0	0	7,204,482	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	310481027	8,761,455.47	8,761,455.47	16,600,000.00	01/01/18	1,088,320.25	2.28960	09/30/22	04/01/28	296
41	310481041	4,143,636.12	4,225,564.17	2,950,000.00	02/14/23	20,009.50	0.13890	06/30/22	03/01/28	297
45	310481045	3,510,208.33	3,523,916.54	5,200,000.00	02/23/18	303,827.00	1.09330	12/31/22	04/06/23	296
47	310481047	3,600,000.00	3,600,000.00	9,300,000.00	12/27/17	358,630.74	1.93030	12/31/21	04/01/28	I/O
50	310481050	3,000,000.00	3,000,000.00	4,550,000.00	01/09/23	240,000.00	1.52320	12/31/18	04/01/28	I/O
Totals		23,015,299.92	23,110,936.18	38,600,000.00		2,010,787.49

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	310481027	LO	FL	06/08/20	9

Loan transferred for Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. Borrower has requested the loan be returned to the master servicer. Upon compliance with all required matters, including setting up cash

	management and repayment of all outstanding advances, the special servicer will work on sending the loan to the master servicer.

41	310481041	OF	OH	03/14/22	7

The Loan transferred to Special Servicing for Imminent Monetary Default. The largest tenant, Millennium, vacated the Property at the end of its lease in February 2022. Deed-in-lieu documents were finalized and the lender has taken title. A

	disposition ise xpected to take place in Q3 2023.

45	310481045	RT	FL	04/14/23	13

Loan recently transferred to special servicing on 4/17/23 for Maturity Default as the Loan matured on April 6, 2023. Special Servicer has sent a Hello Letter and Pre-negotiation letter to the Borrower. The Borrower has refused to execute the Pre-

negotiati on letter and communication is going through counsel. Borrower has communicated that it is in the process of obtaining refinancing and anticipates paying off the Loan in July 2023. The Special Servicer will continue to monitor the Loan

	and assess next ste ps.

47	310481047	MU	NY	06/14/23	13
	Loan transferred to SS on 6/14/2023 due to Payment Default. Special Servicer is currently evaluating the Loan to determined next steps.

50	310481050	RT	IN	02/26/20	2
	Foreclosure litigation is ongoing. Appeal has proceeded to briefings.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	310481011	0.00	5.38000%	0.00	5.38000%	10	03/29/22	12/01/20	05/11/22
11	310481011	0.00	5.38000%	0.00	5.38000%	10	03/31/22	12/01/20	05/11/22
13	28002067	20,150,000.00	5.07500%	20,150,000.00	5.07500%	10	08/26/20	10/01/20	10/13/20
21	300571810	0.00	5.83000%	0.00	5.83000%	8	09/23/21	09/24/21	--
36	310481036	0.00	5.70850%	0.00	5.70850%	10	09/06/21	09/07/21	--
Totals		20,150,000.00		20,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	1,456.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	598.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	5,000.00	0.00	0.00	7,089.88	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,000.00	0.00	2,055.08	7,089.88	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		34,144.96

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C10 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

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